Convertible Notes (Details) - SoundHound, Inc. [Member] - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	May 31, 2020	Dec. 31, 2020
Convertible Notes (Details) [Line Items]
Cash proceeds		$ 15.0	$ 25.0
Interest rate		5.00%	5.00%
Maturity date		Jun. 26, 2022	May 15, 2022
Percentage of discount				20.00%
Investors purchasing equity securities per share (in Dollars per share)		$ 0.8
Amount of qualified financing		$ 30.0	$ 40.0
Convertible notes redemption features, description				Furthermore, upon a change of control event, the Company shall settle both the May Note and June Note in cash, pursuant to the following terms (“Redemption Features”):– 200% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note;– 100% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note, provided that if the change of control transaction closes between the Company and the Lender or an affiliate of the Lender.
Issuance of fair value		$ 2.5	$ 4.1
Total interest expense				$ 1.7
Amortization of debt discount				1.1
Net proceeds	$ 40.3
Principal amount outstanding	25.0
Accrued unpaid interest	$ 0.3
Converted shares (in Shares)	766,293
Accrued net of unamortized discount	$ 21.6
Fair value of derivative liability	5.4
Acquisition price	30.7
Loss on extinguishment	$ 3.8
Unamortized debt discount				1.9
Accrued interest				0.4
Fair value of conversion feature				2.4
Remeasurement of derivative liabilities				$ 1.2